UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS
THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 103.0%
--------------------------------------------------------------------------------
                                                   SHARES               VALUE
                                                 -----------         -----------
COMMUNICATIONS EQUIPMENT -- 19.6%
    Applied Signal Technology                            900            $ 15,003
    Audiovox*                                          1,300              18,707
    Avici Systems*                                     2,300              18,285
    Brightpoint*                                       2,570              34,181
    CalAmp*                                            1,780              14,828
    EndWave*                                             200               2,048
    Globecomm Systems*                                 1,270              17,005
    Hypercom*                                          1,000               5,810
    TeleCommunication Systems*                         3,675              14,810
    Tessco Technologies*                                 500              14,250
    Westell Technologies*                              6,000              15,900
                                                                        --------
                                                                         170,827
                                                                        --------
COMPUTER SERVICES -- 1.5%
    Datalink*                                          1,300               8,151
    NetList*                                           1,300               5,135
                                                                        --------
                                                                          13,286
                                                                        --------
COMPUTER SOFTWARE -- 7.3%
    Bell Microproducts*                                2,282              15,518
    Navarre*                                           3,480              14,790
    Super Micro Computer*                                300               3,123
    SYNNEX*                                            1,560              30,498
                                                                        --------
                                                                          63,929
                                                                        --------
COMPUTERS & SERVICES -- 30.2%
    Agilysys                                           1,500              31,545
    Answerthink*                                       4,200              14,070
    Ciber*                                             3,400              27,710
    Computer Horizons*                                 2,845               2,048
    Dynamics Research*                                   800               9,792
    Gerber Scientific                                  1,550              15,516
    iGate*                                             2,900              19,981
    Intersections*                                     1,300              14,391
    Iomega*                                            4,095              16,339
    MIVA*                                              2,900              12,470
    NCI, Cl A*                                         1,100              16,203
    PAR Technology*                                    1,500              15,075
    Pomeroy IT Solutions*                                900               8,154
    Rackable Systems*                                    200               2,352
    Scansource*                                        1,200              34,464
    Silicon Graphics*                                    300               8,475
    TechTeam Global*                                   1,100              14,795
                                                                        --------
                                                                         263,380
                                                                        --------
ELECTRICAL EQUIPMENT & SERVICES -- 7.3%
    EMS Technologies*                                    940              17,653
    Lamson And Sessions Company*                         800              20,224
    Planar Systems*                                    1,460              10,994
    Sypris Solutions                                   1,950              14,547
                                                                        --------
                                                                          63,418
                                                                        --------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                   SHARES               VALUE
                                                 -----------         -----------
ELECTRONICS -- 8.2%
  DDi*                                                 1,800         $    11,970
  GTSI*                                                  200               2,312
  Merix*                                               1,670              12,458
  Methode Electronics                                  1,800              27,144
  NU Horizons Electronics*                             1,530              17,289
                                                                        --------
                                                                          71,173
                                                                        --------
INFORMATION SERVICES -- 2.6%
  AMICAS*                                              4,300              12,685
  Edgewater Technology*                                  200               1,760
  Quadramed*                                           2,500               7,850
                                                                        --------
                                                                          22,295
                                                                        --------
MACHINERY -- 4.2%
  Altra Holdings*                                        350               5,883
  Cherokee International*                                800               4,416
  KVH Industries*                                        800               7,480
  Powell Industries*                                     600              18,894
                                                                        --------
                                                                          36,673
                                                                        --------
MEASURING DEVICES -- 6.5%
  Cyberoptics*                                           900              11,826
  Frequency Electronics                                  500               5,475
  Keithley Instruments                                 1,100              13,200
  LeCroy*                                              1,300              11,453
  Photon Dynamics*                                     1,200              14,424
                                                                        --------
                                                                          56,378
                                                                        --------
SEMICONDUCTORS -- 15.7%
  Asyst Technologies*                                  2,880              20,592
  Aviza Technology*                                    1,800              15,480
  California Micro Devices*                            2,500              12,150
  FSI International*                                   2,700              11,475
  Genesis Microchip*                                   2,300              19,734
  Richardson Electronics Ltd.                          1,614              14,155
  Sigmatel*                                            3,600              13,860
  Staktek Holdings*                                    1,100               2,893
  Stratos International*                               1,600              12,848
  White Electronic Designs*                            2,200              14,245
                                                                        --------
                                                                         137,432
                                                                        --------

TOTAL COMMON STOCK
  (Cost $833,737)                                                        898,791
                                                                        --------

THE ADVISORS' INNER CIRCLE FUND II                           HAMBRECHT SMALL CAP
                                                                 TECHNOLOGY FUND
                                                                  APRIL 30, 2007
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS + -- 1.0%
--------------------------------------------------------------------------------
                                                   SHARES               VALUE
                                                 -----------         -----------
    Evergreen Institutional Government
    Money Market Fund, Cl I, 5.110%                    4,440            $  4,440
    Evergreen Institutional Treasury Money
    Market Fund, Cl I, 5.140%                          4,439               4,439
                                                                        --------

    TOTAL MONEY MARKET FUNDS
        (Cost $8,879)                                                      8,879
                                                                        --------

    TOTAL INVESTMENTS ++ -- 104.0%
        (Cost $842,616)                                                 $907,670
                                                                        ========

          PERCENTAGES ARE BASED ON NET ASSETS OF $872,407.
       +  RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007.
       *  NON-INCOME PRODUCING SECURITY
      CL  CLASS
    LTD.  LIMITED

      ++ AT APRIL 30,2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $842,616 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $109,352 AND $(44,298), RESPECTIVELY.

  FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND
      OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

                                                                 WRH-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: June 28, 2007


*  Print the name and title of each signing officer under his or her signature.